Income Taxes (Details) - Schedule of Income Tax Expense (Benefit) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Expense (Benefit) [Abstract]
Current	$ (39)	$ (8)
Deferred	(454)	(2)
Income tax benefit	$ (493)	$ (10)